Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

June 30, 2019

FRX-X15-QTLY-0819
1.906838.109

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $424,415,815)	42,564,060	426,917,517

International Equity Funds - 14.5%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $174,761,984)	16,237,926	204,435,488

Bond Funds - 38.5%
Fidelity Series Bond Index Fund (b)	48,785,650	500,052,912
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,530,333	42,177,398
TOTAL BOND FUNDS
(Cost $526,814,850)		542,230,310

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund (b)
(Cost $84,003,933)	8,420,178	84,285,986

Short-Term Funds - 10.7%
Fidelity Series Treasury Bill Index Fund (b)
(Cost $150,648,975)	15,067,616	150,525,480
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,360,645,557)		1,408,394,781
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,817)
NET ASSETS - 100%		$1,408,279,964

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$509,547,870	$21,381,760	$2,413,373	$201,099	$11,685,703	$500,052,912
Fidelity Series Global ex U.S. Index Fund	178,708,770	25,370,820	6,043,888	--	64,105	6,335,681	204,435,488
Fidelity Series Inflation-Protected Bond Index Fund	77,589,300	7,467,693	2,644,921	82,853	58,475	1,815,439	84,285,986
Fidelity Series Long-Term Treasury Bond Index Fund	40,310,575	3,222,139	3,402,403	282,999	179,601	1,867,486	42,177,398
Fidelity Series Total Market Index Fund	--	465,001,623	40,614,922	--	29,115	2,501,701	426,917,517
Fidelity Series Treasury Bill Index Fund	137,794,811	16,302,483	3,576,098	930,813	(2,964)	7,248	150,525,480
Fidelity Total Market Index Fund Class F	417,999,393	8,117,253	440,157,038	1,944,170	226,412,635	(212,372,243)	--
Fidelity U.S. Bond Index Fund Class F	466,952,280	6,733,341	472,702,192	1,036,407	547,988	(1,531,417)	--
Total	$1,319,355,129	$1,041,763,222	$990,523,222	$6,690,615	$227,490,054	$(189,690,402)	$1,408,394,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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